Steven I. Koszalka Secretary – American Funds Insurance Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 siik@capgroup.com

February 7, 2014

Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Ladies/Gentlemen:

On behalf of American Funds Insurance Series (the "Series"), we hereby file Post-Effective Amendment No. 66 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 66 under the Investment Company Act of 1940 to the Series' Registration Statement on Form N-1A (such amendments, collectively, the "Amendment").

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act due to the addition of a new fund to the Series: Capital Income Builder (the "New Fund"). We proposed that the New Fund becomes effective on May 1, 2014, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 prior to May 1 in order to update certain data and exhibits for the New Fund.

If you have any questions about the enclosed, please telephone Erik Vayntrub at 213/486-9108 or me at 213/486-9447.

Sincerely,

Steven I. Koszalka

Attachment

cc:	Alison T. White
Division of Investment Management –
Office of Insurance Products